PIPE Financing - Private Placement and Warrants - Schedule of Fair Value Allocation (Details) - USD ($)	Mar. 31, 2025	Oct. 28, 2024
Schedule of Fair Value Allocation Component [Line Items]
Common shares	$ 313,628	$ 722,033
Pre-funded warrants	511,690
Warrants	1,174,682
Total gross proceeds	$ 2,000,000